Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses (gains)	$ 4	$ (23)
Past service cost/plan amendments	0	0
Amortization of actuarial losses	0	1
Foreign currency translation	(1)	(2)
Income tax (recovery) expense	(1)	6
Total recognized in comprehensive income	2	(18)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial losses (gains)	78	(155)
Past service cost/plan amendments	0	0
Amortization of actuarial gains (losses)	9	(6)
Amortization of past service credits	2	1
Foreign currency translation	(1)	4
Regulatory adjustments	(5)	(16)
Total recognized in regulatory assets (liabilities)	83	(172)
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses (gains)	1	(6)
Past service cost/plan amendments	(1)	0
Amortization of actuarial losses	0	0
Foreign currency translation	0	0
Income tax (recovery) expense	0	1
Total recognized in comprehensive income	0	(5)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial losses (gains)	(40)	(118)
Past service cost/plan amendments	0	1
Amortization of actuarial gains (losses)	18	10
Amortization of past service credits	1	1
Foreign currency translation	2	(6)
Regulatory adjustments	(5)	(7)
Total recognized in regulatory assets (liabilities)	$ (24)	$ (119)